Average Annual Total Returns{- Fidelity Infrastructure Fund} - 10.31 Fidelity Infrastructure Fund PRO-03 - Fidelity Infrastructure Fund	Fidelity Infrastructure Fund Return Before Taxes Past 1 year	Fidelity Infrastructure Fund Return Before Taxes Since Inception		Fidelity Infrastructure Fund After Taxes on Distributions Past 1 year	Fidelity Infrastructure Fund After Taxes on Distributions Since Inception		Fidelity Infrastructure Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Infrastructure Fund After Taxes on Distributions and Sales Since Inception		MS159 Past 1 year	MS159 Since Inception		SP212 Past 1 year	SP212 Since Inception
Total	12.80%	16.23%	[1]	12.67%	16.02%	[1]	7.81%	12.46%	[1]	16.68%	18.91%	[1]	(5.76%)	(1.97%)	[1]

[1]	(a)From November 5, 2019